Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 28, 2013 Segments	Sep. 29, 2012	Oct. 01, 2011
Segment Reporting Information [Line Items]
Number of segments									5
Sales	$ 8,894	$ 8,731	$ 8,383	$ 8,366	$ 8,315	$ 8,261	$ 8,221	$ 8,258	$ 34,374	$ 33,055	$ 32,032
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	6,100				5,900				6,100	5,900
Other than the United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	485				564				485	564
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Wal-Mart Stores, Inc. [Member]
Segment Reporting Information [Line Items]
Concentration, Percentage									13.00%	13.80%	13.30%
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | United States [Member]
Segment Reporting Information [Line Items]
Concentration, Percentage									96.00%	95.00%	96.00%
Export sales [Member] | United States [Member]
Segment Reporting Information [Line Items]
Sales									4,200	4,000	4,100
Intersegment Sales [Member]
Segment Reporting Information [Line Items]
Sales									(1,114)	(988)	(1,107)
Intersegment Sales [Member] | Chicken [Member]
Segment Reporting Information [Line Items]
Sales									16	6	5
Intersegment Sales [Member] | Beef [Member]
Segment Reporting Information [Line Items]
Sales									226	211	286
Intersegment Sales [Member] | Pork [Member]
Segment Reporting Information [Line Items]
Sales									$ 872	$ 771	$ 816
Maximum [Member] | Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Other than the United States [Member]
Segment Reporting Information [Line Items]
Concentration, Percentage									10.00%	10.00%	10.00%